Schedule of Stock Options Granted to Employees and Directors (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 1	$ 10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 2	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 3	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 4	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 5	1,978,950
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 6	0.96
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 7	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 8	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 9	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 10	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 11	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 12	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 13	12,294,765
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 14	0.265
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 15	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 16	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 17	6,611,982
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 18	0.20
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 19	$ 2,781,905
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 20	0.17